Nature of Operations, Continuance of Business and Presentation (Details Narrative) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 13, 2012	Dec. 31, 2011	Jul. 08, 2011	Dec. 31, 2010
Notes to Financial Statements
Shares Issued					918,825
Capital Decreased					1,025,000,000
Shares Outstanding					14,642,857
Shares Authorized			1,000,000,000
Shares Issued	75,918,825	40,000,000		13,918,825		918,825
Per Share		$ 0.002
Debt Payment		$ 80,000
Shares Issued		22,000,000
Per Share		$ 0.002
Accrued Expenses		44,000
Outstanding Debt	756,062
Accumulated Losses	$ 5,362,595